INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2018
Income Taxes [Abstract]
Schedule of components of income tax expense benefit
The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2018	2017	2018	2017
Current income tax	$42	$91	$92	$102
Deferred income tax	104	(13)	(6)	134
Income tax expense (benefit)	$146	$78	$86	$236